Investments in associates and joint ventures - Acquisitions and divestiture (Details) $ in Millions	1 Months Ended				12 Months Ended
	Jan. 31, 2019 USD ($) item	Dec. 31, 2018 USD ($)	Mar. 31, 2017 USD ($)	Apr. 30, 2016 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Investments in associates and joint ventures
Acquisitions and disposal of noncontrolling interest					$ (229)	$ (767)	$ 2
Recognized a gain in the income statement related to the sale and the re-measurement at fair value						458
Proceeds from disposal of assets and investments					1,481	922	543
Transactions with noncontrolling stockholders					17	$ 98	$ 17
Ferrous Resources Limited
Investments in associates and joint ventures
Purchase of mining assets		$ 550
Nacala Logistics Corridor
Investments in associates and joint ventures
Ownership held (as a percent)			66.70%
Consideration received from the sale of interest in subsidiary			$ 690
Derecognized the assets and liabilities classified as held for sale					4,144
Reclassification of gain related to the cumulative translation adjustments on to income statements					11
Nacala Logistics Corridor | Property, plant and equipment and intangibles
Investments in associates and joint ventures
Derecognized the assets and liabilities classified as held for sale					4,063
Nacala Logistics Corridor | Cash and cash equivalents
Investments in associates and joint ventures
Derecognized the assets and liabilities classified as held for sale					$ 14
Nacala Logistics Corridor | Mitsui & Co., Ltd
Investments in associates and joint ventures
Percentage of ownership sold in subsidiaries			50.00%
Vale Mocambique S.A.
Investments in associates and joint ventures
Ownership held (as a percent)			81.00%		80.70%
Ownership held to be sold (as a percent)			15.00%
Acquisitions and disposal of noncontrolling interest					$ 105
Transactions with noncontrolling stockholders					255
Thyssenkrupp Companhia Siderurgica do Atlantico Ltd
Investments in associates and joint ventures
Percentage of ownership sold				100.00%
% Ownership				26.87%
Losses on disposals of investments				$ (75)
Nacala Logistics Corridor
Investments in associates and joint ventures
Proceeds from disposal of assets and investments					435
Nacala BV | Nacala Logistics Corridor
Investments in associates and joint ventures
Recognized a gain in the income statement related to the sale and the re-measurement at fair value					$ 447
New Steel | Acquisition
Investments in associates and joint ventures
Total consideration	$ 500
Number of countries in which patents of dry processing concentration are owned | item	56